Revenue Recognition (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Deferred Revenue			$ 487	$ 703
Bellco [Member]
Deferred Revenue Arrangement [Line Items]
Revenue recognized	$ 2,641
Nonsoftware License Arrangement [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 435
Deferred Revenue, Description	Approximately $17,000 of revenue will be recognized in the remaining three months of fiscal year 2015 and approximately $70,000 of revenue will be recognized in each of the years ended December 31, 2016 through 2021.
Nonsoftware License Arrangement [Member] | Remaining Three Months of Fiscal Year 2015 [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 17
Nonsoftware License Arrangement [Member] | December 31, 2016 through 2021 [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	70
Nonsoftware License Arrangement [Member] | Bellco [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 52
Revenue recognized		$ 641